Supplemental Disclosure With Respect To Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Schedule of Significant Non-cash Transactions

Significant non-cash transactions were as follows:

		Years ended December 31,
	Note	2018	2017
Shares issued to settle other financial liability	16	$676	-
Fair value of Coeur shares received in disposal of property	6	18,782	-
		$19,458	$-